Deposits	3 Months Ended
Apr. 30, 2018
Deposits [Abstract]
Deposits

Note 4. Deposits

Deposits represent cash on deposit with the Company’s attorney. As of April 30, 2018 and January 31, 2018, the Company had amounts on deposit with its attorney in the amount of $92,979 and $12,325, respectively.